Acquisitions and disposals - acquisitions subsequent events (Details) - BeGreen Solar Aps [member] - Acquisition of interests [member] € in Millions, $ in Millions	Jan. 26, 2023 USD ($)	Jan. 26, 2023 EUR (€)
Acquisitions [line items]
Percentage of voting equity interests acquired	100.00%	100.00%
Total purchase price	$ 277	€ 260
REN [member]
Acquisitions [line items]
Cash consideration	$ 226	€ 213